OPERATING SEGMENTS: - Schedule of Revenues from External Customers by Geographic Area (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING SEGMENTS: - Schedule of Revenues from External Customers by Geographic Area (Details) [Line Items]
Total revenues	$ 1,554	$ 289
Europe [Member]
OPERATING SEGMENTS: - Schedule of Revenues from External Customers by Geographic Area (Details) [Line Items]
Total revenues	980
Other [Member]
OPERATING SEGMENTS: - Schedule of Revenues from External Customers by Geographic Area (Details) [Line Items]
Total revenues	397
USA [Member]
OPERATING SEGMENTS: - Schedule of Revenues from External Customers by Geographic Area (Details) [Line Items]
Total revenues	$ 177	$ 289